Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2026
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Summary of Property, Plant and Equipment Owned and Leased Assets
Property, plant and equipment comprises owned and leased assets, as follows:

Million US dollar	30 June 2026	31 December 2025

Property, plant and equipment owned	20 867	21 368
Property, plant and equipment leased (right-of-use assets)	2 131	2 297
Total property, plant and equipment	22 998	23 664

Summary of Property, Plant and Equipment

	30 June 2026					31 December 2025
Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction		Total	Total

Acquisition cost
Balance at end of previous year	13 229	42 747	1 011		56 987	51 547
Effect of movements in foreign exchange	182	463	23		669	3 669
Acquisitions	18	367	600		985	2 744
Disposals through sale and derecognition	(3)	(634)	(1)		(638)	(2 644)
Disposals through the sale of subsidiaries	-	-		-	-	(27)
Transfer (to)/from other asset categories and other movements¹	41	962	(946)		57	1 698
Balance at end of the period	13 467	43 906	688		58 060	56 987

Depreciation and impairment losses
Balance at end of previous year	(5 743)	(29 876)		-	(35 619)	(30 252)
Effect of movements in foreign exchange	(52)	(230)		-	(282)	(2 082)
Depreciation	(196)	(1 464)		-	(1 660)	(3 329)
Disposals through sale and derecognition	2	617		-	619	2 572
Disposals through the sale of subsidiaries	-	-		-	-	18
Impairment losses	-	(108)		-	(108)	(456)
Transfer to/(from) other asset categories and other movements 1	40	(183)		-	(143)	(2 090)
Balance at end of the period	(5 949)	(31 244)		-	(37 193)	(35 619)

Carrying amount
at 31 December 2025	7 486	12 871	1 011		21 368	21 368
at 30 June 2026	7 518	12 661	688		20 867

Summary of Property, Plant and Equipment Leased (right- of- use assets)
Property, plant and equipment leased by the company (right-of-use assets) is detailed as follow
s:

	30 June 2026
Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at 30 June	1 427	706	2 131
Depreciation for the six month period ended 30 June	(218)	(159)	(377)

	31 December 2025
Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at 31 December	1 505	795	2 297
Depreciation for the year ended 31 December	(425)	(318)	(742)